SCHEDULE OF CARRYING AMOUNTS OF INVESTMENT IN AN ASSOCIATE (Details) - Sbi music circus co. [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
At the beginning of the year	$ 104	¥ 16,902	¥ 2,939
Disposal	(89)	(14,483)
Share of profit	123	20,071	13,963
At the end of the year	$ 138	¥ 22,490	¥ 16,902